INTERIM CONSOLIDATED BALANCE SHEETS (UNAUDITED) (Parenthetical) - shares	Jun. 30, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common stock shares authorized	500,000,000	500,000,000
Common stock shares outstanding	166,859,797	165,387,098
Common stock shares issued	166,859,797	165,387,098